NET FINANCIAL RESULT	12 Months Ended
Dec. 31, 2023
NET FINANCIAL RESULT
NET FINANCIAL RESULT
27.    NET FINANCIAL RESULT

	December 31, 2023	December 31, 2022	December 31, 2021

Financial expenses
Interest on loans, financing and debentures (1)	(3,636,730)	(3,648,330)	(3,188,654)
Early settlement premium expenses			(260,289)
Amortization of transaction costs (2)	(67,353)	(69,881)	(107,239)
Interest expenses on lease liabilities (3)	(441,596)	(433,613)	(560,619)
Amortization of fair value adjustments		(18,887)	(5,543)
Other	(513,483)	(419,659)	(98,957)
	(4,659,162)	(4,590,370)	(4,221,301)
Financial income
Cash and cash equivalents and marketable securities	1,668,408	818,780	205,574
Amortization of fair value adjustments to business combinations			9,110
Other	157,241	148,230	57,872
	1,825,649	967,010	272,556
Results from derivative financial instruments
Income	10,149,730	11,969,288	5,582,352
Expenses	(4,623,016)	(5,207,721)	(7,180,014)
	5,526,714	6,761,567	(1,597,662)
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	4,185,675	3,949,020	(4,847,320)
Leases	180,112	186,241	(194,415)
Other assets and liabilities (3)	(1,278,060)	(840,668)	1,240,908
	3,087,727	3,294,593	(3,800,827)
Net financial result	5,780,928	6,432,800	(9,347,234)

(1)Excludes R$1,160,364 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado Project for the year ended December 31, 2023 (R$359,407 as of December 31, 2022).
(2)Includes expense of R$19 arising from transaction costs on loans and financing that were recognized directly in the statement of income (R$232 as of December 31, 2022).
(3)Includes R$223,055 referring to the reclassification to the biological assets item for the composition of the formation cost (R$178,429 as of December 31, 2022).
(4)Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.